Deferred costs and other intangibles - Amortization Expense Related to Deferred Costs and Other Intangibles (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Total	$ 21,978
In-Place Lease Values [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	3,042
2014	2,725
2015
2016
2017
Thereafter
Total	5,767
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	211
2014	658
2015	658
2016	660
2017	658
Thereafter	135
Total	2,980
Database [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	133
2014	299
2015	299
2016	300
2017	299
Thereafter	753
Total	2,083
Deferred Leasing Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	1,863
2014	1,863
2015
2016
2017
Thereafter
Total	3,726
Deferred Financing Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining 2013	2,047
2014	1,995
2015	1,548
2016	1,548
2017	284
Thereafter
Total	$ 7,422